FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2014	Feb. 28, 2013
Financial Assets
Foreign exchange forward contracts	$ 19
Contingent receivable		13,843
Financial Liabilities
Warrant liability	1,360
Contingent liabilities		255
Level 2 [Member]
Financial Assets
Foreign exchange forward contracts	19
Contingent receivable
Financial Liabilities
Warrant liability
Contingent liabilities
Level 3 [Member]
Financial Assets
Foreign exchange forward contracts
Contingent receivable		13,843
Financial Liabilities
Warrant liability	1,360
Contingent liabilities		$ 255